Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $)	Jul. 31, 2013	Jul. 31, 2012
Income Taxes [Abstract]
Net operating loss carry-forward	$ 22,482,000	$ 20,677,000
Stock options and warrants	1,915,000	1,765,000
Other temporary differences	252,000	118,000
Total deferred tax assets	24,649,000	22,560,000
Valuation allowance for deferred tax assets	(24,649,000)	(22,560,000)
Net deferred tax assets	$ 0	$ 0